Note 5 - Loans Receivable, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 38,157	$ 13,183
Loans and Leases Receivable, Related Parties, Ending Balance	100	100	$ 100
Servicing Liability for Others, Unpaid Principal Balance	505,700	480,600	$ 471,400
Fixed Rate Loans [Member]
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 19,000	$ 11,000
Fixed Rate Loans [Member] | Minimum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	3.00%	4.125%
Fixed Rate Loans [Member] | Maximum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	5.65%	6.375%